CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income/(loss)		$ 560,615	$ (167,930)	$ (122,375)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization		105,952	107,923	113,033
Gain on disposal of long lived asset		0	(5,682)	0
Deconsolidation of lessor VIE		0	(4,809)	0
Impairment of non-current assets		0	0	7,347
Impairment of long-lived assets		0	0	34,751
Amortization of deferred charges and debt guarantees, net		3,049	3,890	6,527
Net (income)/losses from equity method investments		(1,080)	538	2,515
Net income/(loss) from discontinued operations		(568,049)	175,989	43,284
Dividend received from discontinued operations		0	0	7,609
Drydocking expenditure		(1,591)	(10,622)	(24,881)
Compensation cost related to employee stock awards		3,520	5,421	8,882
Net foreign exchange losses		466	3,221	1,241
Change in fair value of investment in listed equity securities		295,776	0	0
Change in assets and liabilities:
Trade accounts receivable		(1,247)	(4,178)	39,448
Inventories		998	(305)	5,778
Other current and non-current assets		979	(15,822)	(5,868)
Amounts due to/from related companies		(9,419)	11,632	2,354
Trade accounts payable		857	3,832	(678)
Accrued expenses		6,192	3,769	(39,683)
Other current and non-current liabilities	[1]	63,770	(52,392)	(56,224)
Net cash provided by continuing operating activities		253,881	145,783	106,545
Investing activities
Additions to equity method investments			(10,230)	(1,264)
Dividends received from listed equity securities			0	0
Short-term loan advanced to related parties			0	0
Proceeds from repayment of short-term loan advanced to related parties			0	0
Proceeds from disposals to Golar Partners, net of cash disposed			0	0
Financing activities
Proceeds from short-term and long-term debt		580,268	729,707	524,278
Repayments of short-term and long-term debt		(557,255)	(934,534)	(552,195)
Net proceeds from the issuance of equity		0	99,831	0
Cash dividends paid		(33,136)	(26,072)	(65,004)
Financing costs paid		(17,000)	(14,577)	(24,464)
Purchase of treasury shares		(24,484)	(16,650)	(18,615)
Net cash used in financing activities		(51,607)	(162,295)	(136,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash		127,920	(119,540)	(293,849)
Cash, cash equivalents and restricted cash at beginning of period		290,872	410,412	704,261
Cash, cash equivalents and restricted cash at end of period		418,792	290,872	410,412
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		35,887	56,267	148,072
Income taxes paid		694	1,181	663
Continuing operations
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization		105,952	107,923	113,033
Investing activities
Additions to vessels and equipment		(925)	(3,880)	(24,389)
Additions to asset under development		(213,481)	(298,304)	(376,276)
Additions to equity method investments		(8,625)	(10,230)	(1,264)
Dividends received from listed equity securities		5,029	0	0
Proceeds from subscription of equity interest in Gimi MS Corporation		25,403	11,081	115,246
Proceeds from disposal of long-lived assets		0	190,131	3,160
Short-term loan advanced to related parties		(1,750)	0	0
Net cash used in continuing investing activities		(194,349)	(111,202)	(283,523)
Discontinued operations
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Net income/(loss) from discontinued operations		(568,049)	175,989	43,284
Investing activities
Additions to equity method investments		0	(2,410)	(19,730)
Dividends received from listed equity securities		460	10,584	29,207
Short-term loan advanced to related parties		0	(45,000)	0
Net proceeds from disposals of equity method investments		119,535	0	0
Proceeds from repayment of short-term loan advanced to related parties		0	45,000	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	0	9,652
Net cash provided by discontinued investing activities		119,995	8,174	19,129
Other contract
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in fair value of derivative instruments		(27,016)	46,208	44,395
Oil derivative instrument
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in fair value of derivative instruments		$ (179,891)	$ 45,100	$ 39,090

[1]	Includes accretion of discount on convertible bonds of $15.9 million, $15.6 million and $14.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.